Related Party Payables	4 Months Ended
Dec. 31, 2013
Related Party Payables [Abstract]
RELATED PARTY PAYABLES
NOTE 6 – RELATED PARTY PAYABLES

The related party payables consist of compensation to the Company’s Chairman and CEO for their services.  Each of them is to receive monthly cash payment in addition to the Company’s common shares for the period of August 29, 2013 through December 31, 2013.  Under the consulting agreements, the Chairman and CEO are to receive monthly compensation in the amount of $3,000 and $1,000 plus expense reimbursements respectively.  The total of compensation to these related party payments for the period ended December 31, 2013 totaled $8,000.